Available-for-sale securities (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments, Debt and Equity Securities [Abstract]
Charges recognized for "other-than-temporary" declines in the market values of equities securities	$ 2	$ 5	$ 3
Less than 12 months
Fair Value	109	164	38
Unrealized Losses	3	8	1
12 months or more
Fair Value	59	53	70
Unrealized Losses	5	10	11
Total
Fair Value	168	217	108
Unrealized Losses	8	18	12
Corporate bonds
Less than 12 months
Fair Value		54
Unrealized Losses		1
12 months or more
Fair Value		1
Unrealized Losses		0
Total
Fair Value		55
Unrealized Losses		1
Asset-backed securities
Less than 12 months
Fair Value	0	1	19
Unrealized Losses	0	0	0
12 months or more
Fair Value	20	20	19
Unrealized Losses	3	5	4
Total
Fair Value	20	21	38
Unrealized Losses	3	5	4
U.S. governmental agency mortgage-backed securities
Less than 12 months
Fair Value	84	51
Unrealized Losses	1	1
12 months or more
Fair Value	15	0
Unrealized Losses	0	0
Total
Fair Value	99	51
Unrealized Losses	1	1
Residential
Less than 12 months
Fair Value	0	3	2
Unrealized Losses	0	0	0
12 months or more
Fair Value	14	18	25
Unrealized Losses	1	3	4
Total
Fair Value	14	21	27
Unrealized Losses	1	3	4
Commercial
Less than 12 months
Fair Value		15	3
Unrealized Losses		0	0
12 months or more
Fair Value		8	14
Unrealized Losses		1	1
Total
Fair Value		23	17
Unrealized Losses		1	1
Large capitalization value
Less than 12 months
Fair Value	25	36	14
Unrealized Losses	2	5	1
12 months or more
Fair Value	10	6	12
Unrealized Losses	1	1	2
Total
Fair Value	35	42	26
Unrealized Losses	3	6	3
Smaller company growth
Less than 12 months
Fair Value		4
Unrealized Losses		1
12 months or more
Fair Value		0
Unrealized Losses		0
Total
Fair Value		4
Unrealized Losses		$ 1